April 2, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

RE:	General California Municipal Money Market Fund
1933 Act No.: 33-9452
1940 Act No.: 811-4871
CIK No.:0000803951

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 35 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2009.

Please address any comments or questions to the undersigned at (212) 922-6620.

Sincerely, /s/ Judith C. Canonica Judith C. Canonica Senior Paralegal

Enclosures cc: Stroock & Stroock & Lavan LLP